Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Deficit (Details 1) (USD $)	12 Months Ended
Dec. 31, 2006
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing [Abstract]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	$ 34,280,026
Fair Value Of New Instruments Upon Issuance [Abstract]
Fair Value Of New Instruments Upon Issuance	19,762,209
Gain On Redemption and Exchange Of Redeemable Convertible Preferred Stock	14,517,817
Aldagen Inc [Member] | Cash Received [Member]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing [Abstract]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	6,645,719
Aldagen Inc [Member] | Carrying value of 2005 Notes and accrued interest [Member]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing [Abstract]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	4,331,720
Aldagen Inc [Member] | Forbearance of 2005 Notes additional default interest [Member]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing [Abstract]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	85,394
Aldagen Inc [Member] | Carrying Value Of Series Preferred Ncluding AccruedDividends [Member]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing [Abstract]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	8,741,917
Aldagen Inc [Member] | Carrying Value Of Series B Preferred Including Accrued Dividends [Member]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing [Abstract]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	10,634,303
Aldagen Inc [Member] | Fair Value Of Series B Preferred Warrant Liability [Member]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing [Abstract]
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	3,840,973
Aldagen Inc [Member] | Fair Value Of Series C Preferred At Issuance [Member]
Fair Value Of New Instruments Upon Issuance [Abstract]
Fair Value Of New Instruments Upon Issuance	10,977,439
Aldagen Inc [Member] | Fair Value Of Junior Preferred [Member]
Fair Value Of New Instruments Upon Issuance [Abstract]
Fair Value Of New Instruments Upon Issuance	8,302,580
Aldagen Inc [Member] | Fair Value Of Series C Preferred Warrant Liability [Member]
Fair Value Of New Instruments Upon Issuance [Abstract]
Fair Value Of New Instruments Upon Issuance	$ 482,190